Share Based Payment (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Nov. 15, 2021	Dec. 01, 2020	Dec. 01, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share Based Payment (Details) [Line Items]
Fair value				$ 2.5	$ 2.5	$ 2.5
Instalments shares (in Shares)	5,000
Description of warrants grant		the Company issued 50,000 warrants to a certain service provider, which can be exercised into 50,000 ADSs (50,000 ordinary shares) using a cashless mechanism. The exercise price of the warrants is $1.015 per ADS, they vest 50% upon issuance and 50% following 6 months from the date of grant, and their expiration date is 3 years from the date of issuance.
Fair value of warrants (in Dollars)				$ 52
Expected volatility rate				115.78%
Risk-free interest rate				0.17%
Expected term			2 years 11 months 1 day
Minimum [Member]
Share Based Payment (Details) [Line Items]
Exercise price of option				$ 0
Maximum [Member]
Share Based Payment (Details) [Line Items]
Exercise price of option				$ 1,554.54
Board of Directors [Member]
Share Based Payment (Details) [Line Items]
Shares issued (in Shares)	15,000			10,000